COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 27, 2013 item	Dec. 31, 2013
Failure to make payments of contributions for employee benefit plans
Contingencies
Maximum fines		$ 19,006
Shareholder class action lawsuits
Contingencies
Number of lawsuits filed	3
Maximum fines		$ 0